Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES:
Net Income (loss)	$ 11,036	$ (8,963)	$ 17,089
Adjustment to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for loan losses	37,500	70,200	15,697
Depreciation and amortization	5,526	6,145	6,042
Intangible amortization	3,584	3,511	3,555
Net gain on sale of investments	(652)	(2,390)	(6,530)
Impairment of investments		88	1,587
Accretion of discount on investments	(1,576)	(1,871)	(2,086)
Amortization of premium on investments	1,137	626	482
Gain on sale of loans	(916)
Deferred income taxes	(6,048)	(6,879)	(6,275)
Net loss from disposition of premises and equipment	1,030	679	746
Other real estate impairment	1,455	1,237	1,281
Impairment on goodwill			976
Amortization of KSOP	2,599	2,786	2,882
Increase in bank owned life insurance	(1,459)	(1,461)	(1,507)
Stock based compensation expense	2,824	3,173	3,027
Origination of loans held for sale	(60,133)
Proceeds from sale of loans	59,798		37,272
Purchases of trading securities	(216,487)	(975,066)	(139,772)
Proceeds from sale of trading securities	223,546	999,790	107,947
Changes in assets and liabilities:
Accrued interest receivable	3,165	(191)	(1,832)
Accrued interest payable	342	(1,242)	(1,223)
Income taxes payable (receivable)	13,625	(15,592)	644
Other liabilities	229	(24,312)	28,316
Other assets	11,326	9,689	5,512
Net cash provided by operating activities	91,451	59,957	73,830
INVESTING ACTIVITIES:
Loans originated or acquired	(447,373)	(742,879)	(966,656)
Principal repayment on loans	635,493	655,964	553,870
Purchases of investment securities available for sale	(282,770)	(1,249,970)	(653,265)
Proceeds from sales and maturities of investment securities available for sale	758,327	991,979	485,625
Purchases of investment securities held to maturity	(510,666)	(101,213)	(1,965)
Proceeds from sales, maturities, calls or repayments of investment securities held to maturity	392,852	62,529	29,826
Net (purchases) proceeds from sales of money market funds	(32,275)	(4,463)	8,893
Redemption of Federal Home Loan Bank stock	4,312	4,824
Proceeds from sale other real estate owned	2,817	2,787	1,052
Purchases of premises and equipment	(2,684)	(11,651)	(11,625)
Proceeds from sale of premises and equipment		863	388
Cash used in other investing activities	(898)	(1,142)	(2,199)
Net cash provided by (used in) investing activities	517,135	(392,372)	(556,056)
FINANCING ACTIVITIES:
Net decrease in borrowed funds	(22,982)	(156,732)	(146,434)
Net (decrease) increase in checking, savings and demand accounts	(314,827)	507,946	862,360
Net decrease in time deposits	(9,774)	(98,343)	(94,792)
Purchase of treasury stock	(3,346)	(9,858)	(3,596)
Net cash (used in) provided by financing activities	(350,929)	243,013	617,538
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	257,657	(89,402)	135,312
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	90,299	179,701	44,389
CASH AND CASH EQUIVALENTS, END OF YEAR	347,956	90,299	179,701
SUPPLEMENTAL DISCLOSURES OF CASH FLOW AND NON-CASH INFORMATION:
Cash payments for interest	29,089	35,982	48,054
Cash payments for income taxes	2,561	9,748	8,271
Transfers of loans to other real estate owned	4,750	9,944	3,230
Transfers of bank branches to other real estate owned		6,759	1,668
Transfers of bank branches to fixed assets held for sale	553
Securities purchased and not yet settled	$ 35,615